Significant accounting policies - Financial liabilities (Details) - vessel		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels		3
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels	3